Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
Leases
We lease certain office space, warehouse facilities, vehicles and equipment. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 10 years. The exercise of lease renewal options is at our sole discretion. Operating lease obligations expire at various dates with the latest maturity in 2028. Certain of our lease agreements include rental payments adjusted periodically for inflation. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. For the three months ended March 31, 2018, we recorded rental expense of $342,000.
We lease certain equipment under finance leases. The net book value of these assets was approximately $996,000 and $807,000 as of March 31, 2019 and December 31, 2018, respectively. The net book value of these assets is included in “furniture, fixtures and equipment, net” in our condensed consolidated balance sheets. Amortization of assets under finance leases is included in “depreciation and amortization” expense in our condensed consolidated statement of operations.
As of March 31, 2019, our leased assets and liabilities consisted of the following (in thousands):

Leases	Classification	March 31, 2019
Assets
Operating lease assets	Operating lease right-of-use assets	$26,151
Finance lease assets	Furniture, fixtures and equipment, net	996
Total leased assets		$27,147

Liabilities
Current
Operating	Operating lease liabilities	$2,396
Finance	Notes payable, net	445
Noncurrent
Operating	Operating lease liabilities	23,767
Finance	Notes payable, net	185
Total leased liabilities		$26,793

We incurred the following lease costs related to our operating and finance leases (in thousands):

Lease Cost	Classification	Three Months Ended March 31, 2019
Operating lease cost (1)	General and administrative	$777
Finance lease cost
Amortization of leased assets	Depreciation and amortization	68
Interest on lease liabilities	Interest expense	7
Total lease cost		$852
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(1)	Includes short-term and variable lease expense which were immaterial for the three months ended March 31, 2019.
For the three months ended March 31, 2019, cash paid amounts included in the measurement of lease liabilities included (in thousands):

Lease Payments	Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$777
Financing cash flows from finance leases	168

As of March 31, 2019, future minimum lease payments on operating and financing leases were as follows (in thousands):

	Operating Leases	Financing Leases
2019	$2,846	$410
2020	3,685	132
2021	3,504	60
2022	3,287	42
2023	3,115	10
Thereafter	20,160	—
Total minimum lease payments	$36,597	$654
Imputed interest	(10,434)	(24)
Present value of minimum lease payments	$26,163	$630

As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

Our weighted-average remaining lease terms (in years) and discount rates consisted of the following:

March 31, 2019
Lease term and discount rate
Weighted-average remaining lease term
Operating leases (1)	12.2
Finance leases	1.6
Weighted-average discount rate (2)
Operating leases	5.6%
Finance leases	6.5%
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(1)
The weighted-average remaining lease term for our operating leases includes two optional 10 year extension periods for our J&S headquarters in Irving, Texas, as failure to renew the lease would result in J&S incurring significant relocation costs.

(2)	Calculated using the interest rate for each lease.

Leases
Leases
We lease certain office space, warehouse facilities, vehicles and equipment. Most leases include one or more options to renew, with renewal terms that can extend the lease term from one to 10 years. The exercise of lease renewal options is at our sole discretion. Operating lease obligations expire at various dates with the latest maturity in 2028. Certain of our lease agreements include rental payments adjusted periodically for inflation. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. For the three months ended March 31, 2018, we recorded rental expense of $342,000.
We lease certain equipment under finance leases. The net book value of these assets was approximately $996,000 and $807,000 as of March 31, 2019 and December 31, 2018, respectively. The net book value of these assets is included in “furniture, fixtures and equipment, net” in our condensed consolidated balance sheets. Amortization of assets under finance leases is included in “depreciation and amortization” expense in our condensed consolidated statement of operations.
As of March 31, 2019, our leased assets and liabilities consisted of the following (in thousands):

Leases	Classification	March 31, 2019
Assets
Operating lease assets	Operating lease right-of-use assets	$26,151
Finance lease assets	Furniture, fixtures and equipment, net	996
Total leased assets		$27,147

Liabilities
Current
Operating	Operating lease liabilities	$2,396
Finance	Notes payable, net	445
Noncurrent
Operating	Operating lease liabilities	23,767
Finance	Notes payable, net	185
Total leased liabilities		$26,793

We incurred the following lease costs related to our operating and finance leases (in thousands):

Lease Cost	Classification	Three Months Ended March 31, 2019
Operating lease cost (1)	General and administrative	$777
Finance lease cost
Amortization of leased assets	Depreciation and amortization	68
Interest on lease liabilities	Interest expense	7
Total lease cost		$852
__________________

(1)	Includes short-term and variable lease expense which were immaterial for the three months ended March 31, 2019.
For the three months ended March 31, 2019, cash paid amounts included in the measurement of lease liabilities included (in thousands):

Lease Payments	Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$777
Financing cash flows from finance leases	168

As of March 31, 2019, future minimum lease payments on operating and financing leases were as follows (in thousands):

	Operating Leases	Financing Leases
2019	$2,846	$410
2020	3,685	132
2021	3,504	60
2022	3,287	42
2023	3,115	10
Thereafter	20,160	—
Total minimum lease payments	$36,597	$654
Imputed interest	(10,434)	(24)
Present value of minimum lease payments	$26,163	$630

As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

Our weighted-average remaining lease terms (in years) and discount rates consisted of the following:

March 31, 2019
Lease term and discount rate
Weighted-average remaining lease term
Operating leases (1)	12.2
Finance leases	1.6
Weighted-average discount rate (2)
Operating leases	5.6%
Finance leases	6.5%
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(1)
The weighted-average remaining lease term for our operating leases includes two optional 10 year extension periods for our J&S headquarters in Irving, Texas, as failure to renew the lease would result in J&S incurring significant relocation costs.

(2)	Calculated using the interest rate for each lease.